ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables and accruals	$ 108,741	$ 78,323
Inventory commitment reserve	3,783	475
Accrued royalties	9,456	10,698
Accrued payroll and related liabilities	18,956	21,244
Professional services	8,309	5,329
Taxes payable (including sales taxes)	4,148	4,979
Product warranties (note 28(a)(iii))	4,510	5,804
Sales credits	14,154	19,629
Restructuring liability (note 8)	5,430	5,750
Operating lease liabilities (note 21)	2,132	7,376
Finance lease liabilities	19	171
Other	3,891	2,360
Total accounts payable and accrued liabilities	$ 183,529	$ 162,138